Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 134,198,106	$ 145,150,757
Gross carrying amount, ending balance	74,292,453	134,198,106
Expected credit loss allowance, beginning balance	2,196,362	1,576,856
Expected credit loss allowance related to sundry debtors, ending balance	2,062,792	2,196,362
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	64,850,252	154,707,673
Expected credit loss allowance	1,884,954	2,676,131
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(104,886,994)	(113,721,044)
Expected credit loss allowance	(1,175,031)	(1,127,543)
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(375,325)	(123,661)
Expected credit loss allowance	(329,807)	(53,722)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(19,493,586)	(51,815,619)
Expected credit loss allowance	(513,686)	(875,360)
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	128,020,746	140,670,991
Gross carrying amount, ending balance	68,333,255	128,020,746
Expected credit loss allowance, beginning balance	436,430	559,907
Expected credit loss allowance related to sundry debtors, ending balance	612,639	436,430
Impairments stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	62,435,429	150,197,527
Expected credit loss allowance	1,463,380	2,089,381
Impairments stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(102,930,411)	(110,364,709)
Expected credit loss allowance	(335,089)	(411,175)
Impairments stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	213,137	536,346
Expected credit loss allowance	9,749	76,434
Impairments stage 1 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(378,924)	(1,249,433)
Expected credit loss allowance	(1,181)	(17,184)
Impairments stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,541,904)	(2,569,451)
Expected credit loss allowance	(929,211)	(1,843,210)
Impairments stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(17,484,818)	(49,200,525)
Expected credit loss allowance	(31,439)	(17,723)
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	4,284,909	2,125,782
Gross carrying amount, ending balance	4,396,524	4,284,909
Expected credit loss allowance, beginning balance	456,028	120,738
Expected credit loss allowance related to sundry debtors, ending balance	667,524	456,028
Impairments stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,414,823	4,510,146
Expected credit loss allowance	421,574	586,750
Impairments stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(926,908)	(1,623,329)
Expected credit loss allowance	(26,302)	(87,985)
Impairments stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(213,137)	(428,565)
Expected credit loss allowance	(9,749)	(13,892)
Impairments stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	378,924	1,249,433
Expected credit loss allowance	1,181	17,184
Impairments stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(157,275)	(29,397)
Expected credit loss allowance	(5,996)	(1,035)
Impairments stage 2 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(236)
Expected credit loss allowance		(5)
Impairments stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,384,812)	(1,518,925)
Expected credit loss allowance	(169,212)	(165,727)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,892,451	2,353,984
Gross carrying amount, ending balance	1,562,674	1,892,451
Expected credit loss allowance, beginning balance	1,303,904	896,211
Expected credit loss allowance related to sundry debtors, ending balance	782,629	1,303,904
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,029,675)	(1,733,006)
Expected credit loss allowance	(813,640)	(628,383)
Impairments Stage 3 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(107,781)
Expected credit loss allowance		(62,542)
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,699,179	2,598,848
Expected credit loss allowance	935,207	1,844,245
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(375,325)	(123,425)
Expected credit loss allowance	(329,807)	(53,717)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(623,956)	(1,096,169)
Expected credit loss allowance	$ (313,035)	$ (691,910)